SCHEDULE OF ALLOCATION OF PURCHASE PRICE (Details) - USD ($)									9 Months Ended	12 Months Ended
	May 02, 2021	Aug. 17, 2020	Sep. 02, 2019	Aug. 17, 2019	May 01, 2019	Apr. 02, 2019	Dec. 02, 2018	Aug. 02, 2018	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill									$ 9,750,492	$ 8,761,725	$ 8,548,608		$ 1,705,548
Minimum [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)									3 years	3 years
Maximum [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)									20 years	20 years
Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)									3 years 8 months 12 days	2 years 7 months 6 days	4 years 3 months 18 days
Customer Relationships [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)									8 years	7 years 7 months 6 days	9 years 4 months 24 days
Noncompete Agreements [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)										2 years 7 months 6 days	4 years 4 months 24 days
Non-competition Agreements [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)									2 years 9 months 18 days	2 years 7 months 6 days
US Benefits Alliance, LLC [Member]
Business Acquisition [Line Items]
Purchase consideration allocated								$ 750,000
Goodwill								578,840
US Benefits Alliance, LLC [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Purchase consideration allocated								$ 6,520
Weighted Average Useful Life (Years)								3 years
US Benefits Alliance, LLC [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Purchase consideration allocated								$ 116,100
Weighted Average Useful Life (Years)								9 years
US Benefits Alliance, LLC [Member] | Noncompete Agreements [Member]
Business Acquisition [Line Items]
Purchase consideration allocated								$ 48,540
US Benefits Alliance, LLC [Member] | Non-competition Agreements [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)								5 years
US Benefits Alliance, LLC [Member] | Goodwill [Member]
Business Acquisition [Line Items]
Purchase consideration allocated								$ 578,840
Weighted Average Useful Life (Years) description								Indefinite
Employee Benefit Solutions, Inc [Member]
Business Acquisition [Line Items]
Purchase consideration allocated								$ 400,000
Goodwill								274,956
Employee Benefit Solutions, Inc [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Purchase consideration allocated								$ 33,140
Weighted Average Useful Life (Years)								20 years
Employee Benefit Solutions, Inc [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Purchase consideration allocated								$ 47,630
Weighted Average Useful Life (Years)								9 years
Employee Benefit Solutions, Inc [Member] | Noncompete Agreements [Member]
Business Acquisition [Line Items]
Purchase consideration allocated								$ 42,320
Employee Benefit Solutions, Inc [Member] | Non-competition Agreements [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)								5 years
Employee Benefit Solutions, Inc [Member] | Goodwill [Member]
Business Acquisition [Line Items]
Purchase consideration allocated								$ 274,956
Weighted Average Useful Life (Years) description								Indefinite
Employee Benefit Solutions, Inc [Member] | Fixed Assets [Member]
Business Acquisition [Line Items]
Purchase consideration allocated								$ 1,954
Employee Benefit Solutions, Inc [Member] | Fixed Assets [Member] | Minimum [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)								5 years
Employee Benefit Solutions, Inc [Member] | Fixed Assets [Member] | Maximum [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)								7 years
Commercial Solutions of Insurance Company [Member]
Business Acquisition [Line Items]
Purchase consideration allocated							$ 1,200,000
Goodwill							851,752
Commercial Solutions of Insurance Company [Member] | Cash [Member]
Business Acquisition [Line Items]
Purchase consideration allocated							13,500
Commercial Solutions of Insurance Company [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Purchase consideration allocated							$ 8,500
Weighted Average Useful Life (Years)							2 years
Commercial Solutions of Insurance Company [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Purchase consideration allocated							$ 284,560
Weighted Average Useful Life (Years)							11 years
Commercial Solutions of Insurance Company [Member] | Noncompete Agreements [Member]
Business Acquisition [Line Items]
Purchase consideration allocated							$ 40,050
Commercial Solutions of Insurance Company [Member] | Non-competition Agreements [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)							5 years
Commercial Solutions of Insurance Company [Member] | Goodwill [Member]
Business Acquisition [Line Items]
Purchase consideration allocated							$ 851,752
Weighted Average Useful Life (Years) description							Indefinite
Commercial Solutions of Insurance Company [Member] | Fixed Assets [Member]
Business Acquisition [Line Items]
Purchase consideration allocated							$ 1,638
Commercial Solutions of Insurance Company [Member] | Fixed Assets [Member] | Minimum [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)							5 years
Commercial Solutions of Insurance Company [Member] | Fixed Assets [Member] | Maximum [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)							7 years
Southwestern Montana Financial Center, Inc. [Member]
Business Acquisition [Line Items]
Purchase consideration allocated						$ 2,394,509
Customer relationships						561,000
Non-competition agreements						599,200
Goodwill						1,217,790
Fixed assets						41,098
Loan Payable						$ 24,579
Southwestern Montana Financial Center, Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)						10 years
Southwestern Montana Financial Center, Inc. [Member] | Non-competition Agreements [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)						5 years
Southwestern Montana Financial Center, Inc. [Member] | Goodwill [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life (Years) description						Indefinite
Southwestern Montana Financial Center, Inc. [Member] | Fixed Assets [Member] | Minimum [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)						5 years
Southwestern Montana Financial Center, Inc. [Member] | Fixed Assets [Member] | Maximum [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)						7 years
FortmanInsuranceServiceLLCMember
Business Acquisition [Line Items]
Purchase consideration allocated					$ 4,156,405
Goodwill					1,269,731
FortmanInsuranceServiceLLCMember | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Purchase consideration allocated					289,400
FortmanInsuranceServiceLLCMember | Customer Relationships [Member]
Business Acquisition [Line Items]
Purchase consideration allocated					1,824,000
FortmanInsuranceServiceLLCMember | Noncompete Agreements [Member]
Business Acquisition [Line Items]
Purchase consideration allocated					752,800
FortmanInsuranceServiceLLCMember | Goodwill [Member]
Business Acquisition [Line Items]
Purchase consideration allocated					1,269,731
FortmanInsuranceServiceLLCMember | Fixed Assets [Member]
Business Acquisition [Line Items]
Purchase consideration allocated					19,924
FortmanInsuranceServiceLLCMember | Prepaid Rent Expense [Member]
Business Acquisition [Line Items]
Purchase consideration allocated					$ 550
Fortman Insurance Agency, LLC [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)					5 years
Fortman Insurance Agency, LLC [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)					10 years
Fortman Insurance Agency, LLC [Member] | Non-competition Agreements [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)					5 years
Fortman Insurance Agency, LLC [Member] | Goodwill [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life (Years) description					Indefinite
Fortman Insurance Agency, LLC [Member] | Fixed Assets [Member] | Minimum [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)					5 years
Fortman Insurance Agency, LLC [Member] | Fixed Assets [Member] | Maximum [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)					7 years
Altruis Benefits Consulting, LLC [Member]
Business Acquisition [Line Items]
Purchase consideration allocated			$ 7,688,168
Goodwill			4,949,329
Altruis Benefits Consulting, LLC [Member] | Accounts Payable [Member]
Business Acquisition [Line Items]
Purchase consideration allocated			1,747,483
Altruis Benefits Consulting, LLC [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Purchase consideration allocated			$ 714,600
Weighted Average Useful Life (Years)			5 years
Altruis Benefits Consulting, LLC [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Purchase consideration allocated			$ 753,000
Weighted Average Useful Life (Years)			10 years
Altruis Benefits Consulting, LLC [Member] | Noncompete Agreements [Member]
Business Acquisition [Line Items]
Purchase consideration allocated			$ 1,168,600
Altruis Benefits Consulting, LLC [Member] | Non-competition Agreements [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)			5 years
Altruis Benefits Consulting, LLC [Member] | Goodwill [Member]
Business Acquisition [Line Items]
Purchase consideration allocated			$ 4,949,329
Weighted Average Useful Life (Years) description			Indefinite
Altruis Benefits Consulting, LLC [Member] | Fixed Assets [Member]
Business Acquisition [Line Items]
Purchase consideration allocated			$ 85
Weighted Average Useful Life (Years)			5 years
Altruis Benefits Consulting, LLC [Member] | Cash [Member]
Business Acquisition [Line Items]
Purchase consideration allocated			$ 1,850,037
UIS Agency, LLC [Member]
Business Acquisition [Line Items]
Purchase consideration allocated		$ 883,334		$ 883,334
Goodwill		716,462		716,462
UIS Agency, LLC [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Purchase consideration allocated		35,600		35,600
UIS Agency, LLC [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Purchase consideration allocated		$ 100,000		$ 100,000
Weighted Average Useful Life (Years)		10 years		10 years
UIS Agency, LLC [Member] | Noncompete Agreements [Member]
Business Acquisition [Line Items]
Purchase consideration allocated		$ 25,500		$ 25,500
UIS Agency, LLC [Member] | Non-competition Agreements [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)		5 years		5 years
UIS Agency, LLC [Member] | Goodwill [Member]
Business Acquisition [Line Items]
Purchase consideration allocated		$ 716,462		$ 716,462
Weighted Average Useful Life (Years) description		Indefinite		Indefinite
UIS Agency, LLC [Member] | Cash [Member]
Business Acquisition [Line Items]
Purchase consideration allocated		$ 5,772		$ 5,772
UIS Agency, LLC [Member] | Trade Name And Trademarks [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)		5 years		5 years
J.P. Kush and Associates, Inc [Member]
Business Acquisition [Line Items]
Purchase consideration allocated	$ 2,591,481
Goodwill										$ 8,761,725	$ 8,045,263	$ 9,750,492
J.P. Kush and Associates, Inc [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Purchase consideration allocated	474,300
J.P. Kush and Associates, Inc [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Purchase consideration allocated	$ 693,000
Weighted Average Useful Life (Years)	10 years
J.P. Kush and Associates, Inc [Member] | Noncompete Agreements [Member]
Business Acquisition [Line Items]
Purchase consideration allocated	$ 144,000
J.P. Kush and Associates, Inc [Member] | Non-competition Agreements [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)	5 years
J.P. Kush and Associates, Inc [Member] | Goodwill [Member]
Business Acquisition [Line Items]
Purchase consideration allocated	$ 988,767
Weighted Average Useful Life (Years) description	Indefinite
J.P. Kush and Associates, Inc [Member] | Cash [Member]
Business Acquisition [Line Items]
Purchase consideration allocated	$ 291,414
J.P. Kush and Associates, Inc [Member] | Trade Name And Trademarks [Member]
Business Acquisition [Line Items]
Weighted Average Useful Life (Years)	5 years